Related-Party Transactions - Balances of Receivables and Payables with Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Trade accounts and other receivables
Amounts receivable, related party transactions	¥ 310,419	¥ 354,069	¥ 361,012
Trade accounts and other payables
Amounts payable, related party transactions	856,653	777,914	845,364
Associates [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	265,938	308,574	300,177
Trade accounts and other payables
Amounts payable, related party transactions	855,997	771,578	835,671
Joint ventures [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	44,481	45,495	60,835
Trade accounts and other payables
Amounts payable, related party transactions	¥ 656	¥ 6,337	¥ 9,693